Postretirement Benefits (Analysis Of Impact On Other Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of Prior service cost	$ (2,063)
Amortization of Net actuarial (gain) loss	(12,175)
Amortization of Transition obligation	0
Total amortization	(12,146)	(10,857)	(11,219)
Experience gain (loss)	26,106	23,086	(16,811)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at January 1	(105,903)	(93,674)	(121,704)
Amortization of Prior service cost	2,080	2,098	2,060
Amortization of Net actuarial (gain) loss	10,071	8,766	9,166
Amortization of Transition obligation	(5)	(7)	(7)
Total amortization	12,146	10,857	11,219
Experience gain (loss)	(24,653)	(23,086)	16,811
Balance at December 31	$ (118,410)	$ (105,903)	$ (93,674)